ACCUMULATED OTHER COMPREHENSIVE INCOME / (LOSS) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total other comprehensive income/(loss), pre-tax activity	$ 254,364	$ 467,815	$ 396,346
Total other comprehensive income/(loss), tax effect	(70,223)	(119,947)	(125,891)
TOTAL OTHER COMPREHENSIVE INCOME, NET OF TAX	184,141	347,868	270,455
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning Balance	15,675,527	15,500,909	17,429,722
Net Activity	184,141	347,868	270,455
Ending Balance	15,944,707	15,675,527	15,500,909
Accumulated other comprehensive loss, net of tax
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning Balance	(717,700)	(1,065,568)	(1,336,023)
Ending Balance	(533,559)	(717,700)	(1,065,568)
Net unrealized (losses)/gains on cash flow hedge derivative financial instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income/(loss), pre-tax activity	161,916	255,315	344,067
Other comprehensive income (loss), tax effect	(42,321)	(65,601)	(93,422)
Other comprehensive income/(loss), net activity	119,595	189,714	250,645
Reclassification adjustment, pre-tax activity	(14,705)	(9,943)	14,158
Reclassification adjustment, tax effect	3,770	2,578	(3,658)
Reclassification adjustment, net activity	(10,935)	(7,365)	10,500
Total other comprehensive income/(loss), pre-tax activity	147,211	245,372	358,225
Total other comprehensive income/(loss), tax effect	(38,551)	(63,023)	(97,080)
TOTAL OTHER COMPREHENSIVE INCOME, NET OF TAX	108,660	182,349	261,145
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning Balance	(72,170)	(254,519)	(515,664)
Net Activity	108,660	182,349	261,145
Ending Balance	36,490	(72,170)	(254,519)
Net unrealized gains/(losses) on investments in debt securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income/(loss), pre-tax activity	87,079	215,721	28,903
Other comprehensive income (loss), tax effect	(26,508)	(55,187)	(26,395)
Other comprehensive income/(loss), net activity	60,571	160,534	2,508
Reclassification adjustment, pre-tax activity	92	(444)	4,737
Reclassification adjustment, tax effect	(24)	115	(1,224)
Reclassification adjustment, net activity	68	(329)	3,513
Total other comprehensive income/(loss), pre-tax activity	87,171	215,277	33,640
Total other comprehensive income/(loss), tax effect	(26,532)	(55,072)	(27,619)
TOTAL OTHER COMPREHENSIVE INCOME, NET OF TAX	60,639	160,205	6,021
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning Balance	(630,346)	(790,551)	(796,572)
Net Activity	60,639	160,205	6,021
Ending Balance	(569,707)	(630,346)	(790,551)
Other
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total other comprehensive income/(loss), pre-tax activity	19,982	7,166	4,481
Total other comprehensive income/(loss), tax effect	(5,140)	(1,852)	(1,192)
TOTAL OTHER COMPREHENSIVE INCOME, NET OF TAX	14,842	5,314	3,289
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning Balance	(15,184)	(20,498)	(23,787)
Net Activity	14,842	5,314	3,289
Ending Balance	$ (342)	$ (15,184)	$ (20,498)